UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS GNMA Fund

Class A: GGGGX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.85%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	654,837,680
Number of Portfolio Holdings	378
Portfolio Turnover Rate (%)	613
Total Net Advisory Fees Paid ($)	1,059,369
Effective Duration	6.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government National Mortgage Association	107%
Collateralized Mortgage Obligations - Government National Mortgage Association	24%
Collateralized Mortgage Obligations - Other	23%
U.S. Government Agency Sponsored Pass-Throughs	22%
Government & Agency Obligations	2%
Commercial Mortgage-Backed Securities	1%
Asset-Backed	1%
TBA Sale Commitments	(57%)
Cash Equivalents and Other Assets and Liabilities, Net	(23%)
Total	100%

Coupon Allocation

Table Summary
Coupon	% of Net Assets
Less than 2.5%	25%
2.5%-3.49%	30%
3.5%-4.49%	(4%)
4.5%-5.49%	21%
5.5%-6.49%	19%
6.5%-7.49%	2%
7.5%-8.49%	3%
8.5%-9.49%	0%
9.5%-10.49%	1%
10.5%-11.49%	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

GNMA-TSRS-A

R-105369-2 (05/26)

DWS GNMA Fund

Class C: GCGGX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	654,837,680
Number of Portfolio Holdings	378
Portfolio Turnover Rate (%)	613
Total Net Advisory Fees Paid ($)	1,059,369
Effective Duration	6.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government National Mortgage Association	107%
Collateralized Mortgage Obligations - Government National Mortgage Association	24%
Collateralized Mortgage Obligations - Other	23%
U.S. Government Agency Sponsored Pass-Throughs	22%
Government & Agency Obligations	2%
Commercial Mortgage-Backed Securities	1%
Asset-Backed	1%
TBA Sale Commitments	(57%)
Cash Equivalents and Other Assets and Liabilities, Net	(23%)
Total	100%

Coupon Allocation

Table Summary
Coupon	% of Net Assets
Less than 2.5%	25%
2.5%-3.49%	30%
3.5%-4.49%	(4%)
4.5%-5.49%	21%
5.5%-6.49%	19%
6.5%-7.49%	2%
7.5%-8.49%	3%
8.5%-9.49%	0%
9.5%-10.49%	1%
10.5%-11.49%	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

GNMA-TSRS-C

R-105369-2 (05/26)

DWS GNMA Fund

Class R6: GRRGX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.53%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	654,837,680
Number of Portfolio Holdings	378
Portfolio Turnover Rate (%)	613
Total Net Advisory Fees Paid ($)	1,059,369
Effective Duration	6.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government National Mortgage Association	107%
Collateralized Mortgage Obligations - Government National Mortgage Association	24%
Collateralized Mortgage Obligations - Other	23%
U.S. Government Agency Sponsored Pass-Throughs	22%
Government & Agency Obligations	2%
Commercial Mortgage-Backed Securities	1%
Asset-Backed	1%
TBA Sale Commitments	(57%)
Cash Equivalents and Other Assets and Liabilities, Net	(23%)
Total	100%

Coupon Allocation

Table Summary
Coupon	% of Net Assets
Less than 2.5%	25%
2.5%-3.49%	30%
3.5%-4.49%	(4%)
4.5%-5.49%	21%
5.5%-6.49%	19%
6.5%-7.49%	2%
7.5%-8.49%	3%
8.5%-9.49%	0%
9.5%-10.49%	1%
10.5%-11.49%	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

GNMA-TSRS-R6

R-105369-2 (05/26)

DWS GNMA Fund

Class S: SGINX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	654,837,680
Number of Portfolio Holdings	378
Portfolio Turnover Rate (%)	613
Total Net Advisory Fees Paid ($)	1,059,369
Effective Duration	6.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government National Mortgage Association	107%
Collateralized Mortgage Obligations - Government National Mortgage Association	24%
Collateralized Mortgage Obligations - Other	23%
U.S. Government Agency Sponsored Pass-Throughs	22%
Government & Agency Obligations	2%
Commercial Mortgage-Backed Securities	1%
Asset-Backed	1%
TBA Sale Commitments	(57%)
Cash Equivalents and Other Assets and Liabilities, Net	(23%)
Total	100%

Coupon Allocation

Table Summary
Coupon	% of Net Assets
Less than 2.5%	25%
2.5%-3.49%	30%
3.5%-4.49%	(4%)
4.5%-5.49%	21%
5.5%-6.49%	19%
6.5%-7.49%	2%
7.5%-8.49%	3%
8.5%-9.49%	0%
9.5%-10.49%	1%
10.5%-11.49%	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

GNMA-TSRS-S

R-105369-2 (05/26)

DWS GNMA Fund

Institutional Class: GIGGX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS GNMA Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	654,837,680
Number of Portfolio Holdings	378
Portfolio Turnover Rate (%)	613
Total Net Advisory Fees Paid ($)	1,059,369
Effective Duration	6.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government National Mortgage Association	107%
Collateralized Mortgage Obligations - Government National Mortgage Association	24%
Collateralized Mortgage Obligations - Other	23%
U.S. Government Agency Sponsored Pass-Throughs	22%
Government & Agency Obligations	2%
Commercial Mortgage-Backed Securities	1%
Asset-Backed	1%
TBA Sale Commitments	(57%)
Cash Equivalents and Other Assets and Liabilities, Net	(23%)
Total	100%

Coupon Allocation

Table Summary
Coupon	% of Net Assets
Less than 2.5%	25%
2.5%-3.49%	30%
3.5%-4.49%	(4%)
4.5%-5.49%	21%
5.5%-6.49%	19%
6.5%-7.49%	2%
7.5%-8.49%	3%
8.5%-9.49%	0%
9.5%-10.49%	1%
10.5%-11.49%	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

GNMA-TSRS-I

R-105369-2 (05/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

March 31, 2026
Semiannual Financial Statements and Other Information
DWS GNMA Fund

Contents
3	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights
26	Notes to Financial Statements
39	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS GNMA Fund

Investment Portfolioas of March 31, 2026 (Unaudited)

	Principal Amount ($)	Value ($)
Government National Mortgage Association 107.4%
Government National Mortgage Association:
2.0%, 4/1/2056, TBA	105,500,000	87,001,314
2.0%, 3/20/2052	4,705,340	3,844,705
2.5%, 4/1/2056, TBA	108,000,000	92,841,660
3.0%, with various maturities from 9/15/2042 until 5/20/2052	80,282,761	72,118,442
3.5%, with various maturities from 11/20/2041 until 5/20/2047	18,666,611	17,633,797
4.0%, with various maturities from 8/20/2040 until 4/20/2053	52,344,906	49,679,791
4.0%, 4/1/2056, TBA	100,000,000	93,590,200
4.25%, 9/15/2041	95,857	94,193
4.49%, with various maturities from 6/15/2041 until 7/15/2041	256,405	254,363
4.5%, with various maturities from 8/15/2039 until 11/20/2052	33,381,352	32,614,279
4.5%, 4/1/2056, TBA	50,000,000	48,256,550
4.55%, 1/15/2041	417,959	415,562
4.625%, 5/15/2041	176,105	175,677
5.0%, 4/1/2056, TBA	115,000,000	113,817,570
5.0%, with various maturities from 3/20/2029 until 7/20/2041	7,494,809	7,619,693
5.5%, 4/1/2056, TBA	35,000,000	35,207,550
5.5%, 12/20/2055	44,661,747	45,021,031
6.5%, with various maturities from 6/20/2032 until 3/20/2039	2,695,205	2,863,389
7.5%, with various maturities from 7/20/2026 until 4/20/2032	18,703	19,650
Total Government National Mortgage Association (Cost $716,351,386)		703,069,416
Asset-Backed 0.9%
Automobile Receivables 0.1%
United Auto Credit Securitization Trust, “B” , Series 2026-1, 144A, 4.63%, 5/10/2029	1,000,000	998,487
Credit Card Receivables 0.2%
Continental Finance Credit Card ABS Master Trust, “A” , Series 2024-A, 144A, 5.78%, 12/15/2032	1,000,000	1,003,770
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	3

	Principal Amount ($)	Value ($)
Home Equity Loans 0.3%
RCKT Mortgage Trust, “A1B” , Series 2024-CES9, 144A, 5.683%, 12/25/2044	716,982	719,798
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	1,116,315	1,123,659
		1,843,457
Miscellaneous 0.3%
522 Funding CLO Ltd., “AR” , Series 2018-3A, 144A, 3 mo. USD Term SOFR + 1.302%, 4.969% (a), 10/20/2031	85,117	85,118
CIFC Funding Ltd., “A1R” , Series 2020-4A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.972% (a), 1/15/2040	2,000,000	2,001,782
		2,086,900
Total Asset-Backed (Cost $5,918,195)		5,932,614
Commercial Mortgage-Backed Securities 0.8%
BAHA Trust, “A” , Series 2024-MAR, 144A, 5.574% (a), 12/10/2041	1,286,000	1,312,226
Fontainebleau Miami Beach Mortgage Trust, “B” , Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 5.523% (a), 12/15/2039	563,000	563,000
JPMorgan Chase Commercial Mortgage Securities Trust, “A” , Series 2016-NINE, 144A, 2.854% (a), 9/6/2038	500,000	496,543
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.74% (a), 8/15/2038	991,720	986,761
U.S. Bank C&I Credit-Linked Notes, “B2” , Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.35%, 5.012% (a), 9/25/2032	1,645,112	1,645,746
Total Commercial Mortgage-Backed Securities (Cost $4,952,359)		5,004,276
Collateralized Mortgage Obligations 46.9%
Chase Home Lending Mortgage Trust, “A11” , Series 2019-ATR1, 144A, 1 mo. USD Term SOFR + 1.064%, 4.743% (a), 4/25/2049	483,688	479,296
CIM Trust, “A4” , Series 2018-INV1, 144A, 4.0%, 8/25/2048	1,008,279	952,791
Federal Home Loan Mortgage Corp.:
“OP” , Series 5417, Principal Only, Zero Coupon , 6/25/2054	5,023,407	4,316,864
“SA” , Series 3721, Interest Only, 4.386% minus 30 day USD SOFR Average, 0.713% (a), 9/15/2040	2,397,029	103,849
The accompanying notes are an integral part of the financial statements.

4	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
“IS” , Series 5150, Interest Only, 4.6% minus 30 day USD SOFR Average, 0.931% (a), 8/25/2051	6,259,000	444,354
“C11” , Series 414, Interest Only, 1.5%, 1/25/2042	3,008,533	213,504
“IG” , Series 5070, Interest Only, 1.5%, 1/25/2044	13,348,914	686,251
“CI” , Series 5037, Interest Only, 1.5%, 11/25/2050	2,789,112	270,957
“SD” , Series 5537, Interest Only, 5.28% minus 30 day USD SOFR Average, 1.618% (a), 5/25/2055	34,270,412	1,631,156
“SA” , Series 5598, Interest Only, 5.35% minus 30 day USD SOFR Average, 1.688% (a), 11/25/2055	59,140,587	2,937,965
“ID” , Series 5007, Interest Only, 1.85%, 8/25/2050	3,178,946	356,180
“SC” , Series 5640, Interest Only, 5.65% minus 30 day USD SOFR Average, 1.988% (a), 3/25/2056	23,665,542	1,375,436
“GI” , Series 5154, Interest Only, 2.0%, 3/25/2042	19,124,438	1,107,873
“JI” , Series 5041, Interest Only, 2.0%, 3/25/2049	1,893,912	190,142
“NI” , Series 5064, Interest Only, 2.0%, 6/25/2050	2,579,623	282,729
“MI” , Series 5018, Interest Only, 2.0%, 10/25/2050	2,336,809	320,233
“IE” , Series 5050, Interest Only, 2.0%, 12/25/2050	4,678,738	577,058
“AI” , Series 5063, Interest Only, 2.0%, 1/25/2051	9,520,856	1,314,601
“JI” , Series 5058, Interest Only, 2.0%, 1/25/2051	3,675,980	423,981
“SG” , Series 5418, Interest Only, 5.786% minus 30 day USD SOFR Average, 2.124% (a), 11/25/2046	12,395,753	831,185
“SH” , Series 4941, Interest Only, 5.836% minus 30 day USD SOFR Average, 2.174% (a), 12/25/2049	7,883,181	798,462
“HS” , Series 4616, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.213% (a), 9/15/2046	10,132,500	1,070,887
“S5” , Series 339, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.263% (a), 11/15/2044	14,098,579	1,464,337
“SH” , Series 4900, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.274% (a), 7/25/2049	9,656,636	1,066,155
“NS” , Series 4215, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.363% (a), 6/15/2043	2,172,141	232,294
“SM” , Series 5004, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.374% (a), 8/25/2050	12,482,688	1,651,365
“AI” , Series 5200, Interest Only, 2.5%, 5/25/2049	354,944	46,295
“PI” , Series 4992, Interest Only, 2.5%, 7/25/2050	2,656,114	356,744
“LI” , Series 5132, Interest Only, 2.5%, 1/25/2051	18,611,102	2,258,227
“DI” , Series 5081, Interest Only, 2.5%, 3/25/2051	11,888,581	1,913,709
“WS” , Series 3981, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.763% (a), 5/15/2041	596,684	15,819
“NS” , Series 4999, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.774% (a), 1/25/2042	2,220,635	98,281
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	5

	Principal Amount ($)	Value ($)
“DS” , Series 4080, Interest Only, 6.586% minus 30 day USD SOFR Average, 2.913% (a), 3/15/2041	1,228,750	50,237
“CZ” , Series 4113, 3.0%, 9/15/2042	1,399,632	1,131,343
“300” , Series 352, 3.0%, 10/15/2046	152,664	140,502
“PA” , Series 4704, 3.5%, 7/15/2047	742,098	681,821
“JI” , Series 5236, Interest Only, 4.0%, 2/25/2052	17,893,464	1,938,080
“ZC” , Series 5640, 5.5%, 3/25/2056	6,679,005	6,507,291
“IJ” , Series 4472, Interest Only, 6.0%, 11/15/2043	2,777,636	463,409
“AS” , Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 7.454% (a), 2/25/2055	7,307,849	7,362,312
“HS” , Series 5534, 85.75% minus (17.5 x 30 day USD SOFR Average), 10.5% (a), 5/25/2055	19,202,263	20,288,253
Federal National Mortgage Association:
“SC” , Series 2017-73, Interest Only, 3.486% minus 30 day USD SOFR Average, 0.0% (a), 9/25/2047	6,217,730	101,642
“ET” , Series 2024-105, 0.125%, 1/25/2055	4,217,540	3,534,932
“LS” , Series 2012-100, Interest Only, 4.776% minus 30 day USD SOFR Average, 1.114% (a), 9/25/2042	2,276,894	140,728
“TI” , Series 2021-4, Interest Only, 1.5%, 12/25/2040	11,374,949	407,770
“SA” , Series 2025-111, Interest Only, 5.45% minus 30 day USD SOFR Average, 1.788% (a), 11/25/2055	23,963,277	1,695,402
“C2” , Series 432, Interest Only, 2.0%, 7/25/2037	4,713,325	308,115
“AY” , Series 2013-6, 2.0%, 2/25/2043	1,244,000	871,171
“IA” , Series 2021-21, Interest Only, 2.0%, 7/25/2047	24,369,156	1,916,087
“AQ” , Series 2020-56, 2.0%, 8/25/2050	195,795	161,176
“BI” , Series 2020-62, Interest Only, 2.0%, 9/25/2050	3,076,000	367,698
“AI” , Series 2020-97, Interest Only, 2.0%, 1/25/2051	1,451,459	202,332
“EI” , Series 2021-42, Interest Only, 2.0%, 3/25/2051	3,470,677	486,218
“NS” , Series 2011-96, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.224% (a), 10/25/2041	2,786,658	257,972
“SC” , Series 2014-23, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.224% (a), 5/25/2044	1,140,300	105,166
“TS” , Series 2019-71, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.224% (a), 11/25/2049	8,586,220	866,100
“SC” , Series 2014-4, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.274% (a), 2/25/2044	1,012,561	99,390
“CS” , Series 2016-88, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.274% (a), 12/25/2046	14,188,589	1,072,146
“DS” , Series 2018-92, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.274% (a), 1/25/2049	7,579,418	694,299
The accompanying notes are an integral part of the financial statements.

6	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
“BS” , Series 2019-60, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.274% (a), 10/25/2049	6,313,561	622,927
“JS” , Series 2019-57, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.274% (a), 10/25/2049	2,553,946	277,171
“SA” , Series 2020-15, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.274% (a), 3/25/2050	5,270,522	629,732
“KS” , Series 2025-88, Interest Only, 5.95% minus 30 day USD SOFR Average, 2.288% (a), 9/25/2055	13,433,920	992,322
“KS” , Series 2025-99, Interest Only, 6.0% minus 30 day USD SOFR Average, 2.338% (a), 11/25/2055	40,491,175	3,065,701
“CS” , Series 2013-86, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.374% (a), 7/25/2043	4,634,853	342,911
“PS” , Series 2013-81, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.374% (a), 7/25/2043	3,014,352	301,474
“PS” , Series 2013-83, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.374% (a), 7/25/2043	1,580,582	118,615
“SW” , Series 2013-81, Interest Only, 6.086% minus 30 day USD SOFR Average, 2.424% (a), 1/25/2043	3,583,318	306,403
“KS” , Series 2013-10, Interest Only, 6.086% minus 30 day USD SOFR Average, 2.424% (a), 2/25/2043	4,438,812	346,242
“SA” , Series 2018-44, Interest Only, 6.086% minus 30 day USD SOFR Average, 2.424% (a), 6/25/2048	38,088,043	4,272,260
“KL” , Series 2016-83, 2.5%, 11/25/2046	107,244	77,931
“IW” , Series 2021-76, Interest Only, 2.5%, 2/25/2048	16,712,791	2,303,420
“NI” , Series 2020-57, Interest Only, 2.5%, 8/25/2050	1,532,789	248,231
“JI” , Series 2021-54, Interest Only, 2.5%, 10/25/2050	29,300,167	3,112,869
“JI” , Series 2020-75, Interest Only, 2.5%, 11/25/2050	490,842	81,503
“PI” , Series 2020-86, Interest Only, 2.5%, 12/25/2050	26,988,097	4,250,182
“I” , Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,101,933	433,749
“MI” , Series 2021-44, Interest Only, 2.5%, 7/25/2051	13,459,812	2,376,803
“ID” , Series 2024-22, Interest Only, 2.5%, 10/25/2051	31,866,984	4,110,224
“GS” , Series 2011-123, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.774% (a), 10/25/2041	1,190,536	74,721
“SC” , Series 2013-130, Interest Only, 6.486% minus 30 day USD SOFR Average, 2.824% (a), 1/25/2044	3,929,103	460,783
“PS” , Series 2011-127, Interest Only, 6.536% minus 30 day USD SOFR Average, 2.874% (a), 8/25/2041	839,340	36,104
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	7

	Principal Amount ($)	Value ($)
“KI” , Series 2012-146, Interest Only, 3.0%, 11/25/2042	2,007,978	225,096
“DI” , Series 2017-15, Interest Only, 3.0%, 3/25/2047	1,581,850	200,774
“IB” , Series 2020-43, Interest Only, 3.0%, 10/25/2048	2,723,210	425,023
“PI” , Series 2022-7, Interest Only, 3.0%, 7/25/2050	19,340,363	2,444,253
“LZ” , Series 2013-6, 3.5%, 2/25/2043	1,161,315	941,542
“JI” , Series 2016-49, Interest Only, 3.5%, 8/25/2046	2,924,111	546,213
“IP” , Series 2019-68, Interest Only, 3.5%, 5/25/2048	1,990,449	177,489
“EA” , Series 2018-85, 3.5%, 12/25/2048	114,006	110,628
“IA” , Series 2024-7, Interest Only, 3.5%, 11/25/2049	1,386,292	174,175
“DB” , Series 2011-111, 4.0%, 11/25/2041	176,651	172,063
“PZ” , Series 2010-13, 4.5%, 3/25/2040	57,007	54,934
“IC” , Series 2019-49, Interest Only, 4.5%, 5/25/2044	5,382,448	396,082
“BI” , Series 2019-13, Interest Only, 4.5%, 5/25/2048	839,281	98,370
“UI” , Series 2010-126, Interest Only, 5.5%, 10/25/2040	2,152,828	195,691
“2” , Series 2007-W8, Interest Only, 6.0%, 9/25/2037	76,419	7,705
“HI” , Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,230,753	227,757
“LF” , Series 2025-12, 30 day USD SOFR Average + 3.95%, 7.612% (a), 3/25/2055	936,880	936,883
“MU” , Series 2025-33, 30 day USD SOFR Average + 4.25%, 7.912% (a), 8/25/2054	17,691,475	17,879,382
“MS” , Series 2025-35, 82.915% minus (16.75 x 30 day USD SOFR Average), 10.05% (a), 5/25/2055	8,822,401	9,153,455
Government National Mortgage Association:
“JO” , Series 2023-133, Principal Only, Zero Coupon , 9/20/2053	4,510,261	3,611,649
“SL” , Series 2021-107, Interest Only, 4.0% minus 30 day USD SOFR Average, 0.331% (a), 10/20/2048	7,621,176	299,937
“HS” , Series 2013-39, Interest Only, 4.636% minus 1 mo. USD Term SOFR, 0.96% (a), 3/20/2041	9,521,508	497,205
“CS” , Series 2018-152, Interest Only, 4.966% minus 1 mo. USD Term SOFR, 1.29% (a), 11/20/2048	5,156,755	336,931
“SG” , Series 2011-69, Interest Only, 5.286% minus 1 mo. USD Term SOFR, 1.61% (a), 5/20/2041	2,964,965	207,875
“S” , Series 2013-134, Interest Only, 5.486% minus 1 mo. USD Term SOFR, 1.81% (a), 9/20/2043	5,154,982	357,380
“SP” , Series 2014-133, Interest Only, 5.486% minus 1 mo. USD Term SOFR, 1.813% (a), 9/16/2044	6,388,788	475,689
“DS” , Series 2010-35, Interest Only, 5.566% minus 1 mo. USD Term SOFR, 1.89% (a), 3/20/2040	2,150,311	166,599
“GI” , Series 2020-175, Interest Only, 2.0%, 11/20/2050	5,047,080	639,991
The accompanying notes are an integral part of the financial statements.

8	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
“WI” , Series 2020-181, Interest Only, 2.0%, 12/20/2050	1,461,184	183,143
“AI” , Series 2021-7, Interest Only, 2.0%, 1/20/2051	17,873,462	2,085,544
“AI” , Series 2021-57, Interest Only, 2.0%, 2/20/2051	2,639,421	319,434
“DI” , Series 2021-50, Interest Only, 2.0%, 3/20/2051	2,237,523	298,250
“QE” , Series 2021-159, 2.0%, 9/20/2051	7,475,803	6,201,111
“IJ” , Series 2021-194, Interest Only, 2.0%, 11/20/2051	3,284,184	454,999
“IP” , Series 2021-194, Interest Only, 2.0%, 11/20/2051	587,558	75,275
“PS” , Series 2022-45, Interest Only, 5.8% minus 30 day USD SOFR Average, 2.127% (a), 6/20/2050	43,441,774	3,004,903
“SN” , Series 2010-14, Interest Only, 5.836% minus 1 mo. USD Term SOFR, 2.163% (a), 2/16/2040	1,887,283	82,090
“SA” , Series 2019-112, Interest Only, 5.886% minus 1 mo. USD Term SOFR, 2.21% (a), 9/20/2049	4,047,813	440,166
“SA” , Series 2019-152, Interest Only, 5.886% minus 1 mo. USD Term SOFR, 2.21% (a), 12/20/2049	9,210,856	987,398
“SW” , Series 2024-89, Interest Only, 5.93% minus 30 day USD SOFR Average, 2.257% (a), 5/20/2054	32,103,820	1,771,260
“XS” , Series 2025-105, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.26% (a), 9/20/2049	44,747,358	4,797,369
“CS” , Series 2020-15, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.26% (a), 2/20/2050	7,159,730	649,350
“SY” , Series 2023-89, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.26% (a), 6/20/2051	32,415,055	3,754,321
“SA” , Series 2014-10, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.263% (a), 1/16/2044	1,155,762	117,465
“JS” , Series 2019-111, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.31% (a), 9/20/2036	3,364,325	212,125
“SA” , Series 2014-41, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.31% (a), 3/20/2044	3,734,071	385,458
“JS” , Series 2025-173, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.31% (a), 10/20/2050	94,617,570	12,134,688
“SL” , Series 2010-31, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.313% (a), 11/16/2034	1,418,135	70,553
“SJ” , Series 2019-70, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.313% (a), 6/16/2038	8,939,068	674,207
“SE” , Series 2012-84, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.313% (a), 7/16/2042	2,482,530	265,665
“SA” , Series 2013-110, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.313% (a), 7/16/2043	3,219,157	322,308
“SA” , Series 2014-60, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.313% (a), 4/16/2044	7,849,917	730,659
“SL” , Series 2019-123, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 2.36% (a), 10/20/2049	14,830,858	1,682,820
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	9

	Principal Amount ($)	Value ($)
“JS” , Series 2020-83, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 2.36% (a), 6/20/2050	4,181,876	486,406
“AS” , Series 2019-158, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 2.363% (a), 9/16/2043	7,346,513	678,496
“MS” , Series 2022-153, Interest Only, 6.05% minus 30 day USD SOFR Average, 2.377% (a), 12/20/2049	28,485,333	2,484,482
“SC” , Series 2025-187, Interest Only, 6.05% minus 30 day USD SOFR Average, 2.377% (a), 11/20/2055	85,138,294	6,340,152
“SI” , Series 2013-14, Interest Only, 6.086% minus 1 mo. USD Term SOFR, 2.41% (a), 4/20/2038	2,117,668	147,620
“SP” , Series 2012-113, Interest Only, 6.086% minus 1 mo. USD Term SOFR, 2.41% (a), 10/20/2041	961,773	50,007
“SJ” , Series 2018-115, Interest Only, 6.086% minus 1 mo. USD Term SOFR, 2.41% (a), 8/20/2048	8,807,643	899,103
“CS” , Series 2016-31, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 2.46% (a), 7/20/2044	2,476,653	265,873
“SA” , Series 2005-84, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 2.463% (a), 11/16/2035	828,874	66,876
“SB” , Series 2023-57, Interest Only, 6.15% minus 30 day USD SOFR Average, 2.477% (a), 4/20/2053	25,216,069	1,579,303
“IT” , Series 2021-116, Interest Only, 1 mo. USD Term SOFR minus 0.886%, 2.5% (a), 10/20/2047	29,756,461	3,208,334
“QB” , Series 2017-180, 2.5%, 12/20/2047	1,174,000	1,028,593
“QI” , Series 2020-149, Interest Only, 2.5%, 10/20/2050	2,367,285	380,883
“IP” , Series 2021-49, Interest Only, 2.5%, 1/20/2051	2,692,572	306,262
“KI” , Series 2021-24, Interest Only, 2.5%, 2/20/2051	10,063,320	1,096,874
“EI” , Series 2021-105, Interest Only, 2.5%, 5/20/2051	4,382,888	654,260
“MI” , Series 2021-115, Interest Only, 2.5%, 5/20/2051	5,219,576	567,180
“BI” , Series 2021-165, Interest Only, 2.5%, 9/20/2051	1,688,654	194,941
“PI” , Series 2021-155, Interest Only, 2.5%, 9/20/2051	12,748,927	1,143,623
“JI” , Series 2025-62, Interest Only, 2.5%, 10/20/2051	2,296,119	305,009
“LS” , Series 2020-188, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.51% (a), 11/20/2050	3,966,158	525,689
“SD” , Series 2020-167, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.51% (a), 11/20/2050	15,163,654	2,199,910
“SH” , Series 2025-173, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.51% (a), 1/20/2051	40,273,090	5,676,724
“SD” , Series 2021-58, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.51% (a), 4/20/2051	6,812,597	840,579
The accompanying notes are an integral part of the financial statements.

10	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
“SG” , Series 2023-86, Interest Only, 6.3% minus 30 day USD SOFR Average, 2.627% (a), 9/20/2050	7,796,040	1,129,747
“SF” , Series 2020-61, Interest Only, 6.326% minus 1 mo. USD Term SOFR, 2.65% (a), 7/20/2043	34,008,556	3,564,031
“SG” , Series 2017-60, Interest Only, 6.356% minus 1 mo. USD Term SOFR, 2.68% (a), 2/20/2038	5,594,497	522,231
“SM” , Series 2008-2, Interest Only, 6.386% minus 1 mo. USD Term SOFR, 2.713% (a), 1/16/2038	1,163,915	116,956
“SD” , Series 2017-60, Interest Only, 6.406% minus 1 mo. USD Term SOFR, 2.73% (a), 2/20/2038	3,329,119	323,466
“SD” , Series 2010-68, Interest Only, 6.466% minus 1 mo. USD Term SOFR, 2.79% (a), 6/20/2040	3,971,859	440,453
“SN” , Series 2012-43, Interest Only, 6.486% minus 1 mo. USD Term SOFR, 2.813% (a), 4/16/2042	1,937,494	223,370
“HS” , Series 2012-42, Interest Only, 6.516% minus 1 mo. USD Term SOFR, 2.84% (a), 3/20/2042	1,757,859	203,162
“S” , Series 2010-147, Interest Only, 6.536% minus 1 mo. USD Term SOFR, 2.86% (a), 11/20/2040	4,435,692	516,703
“SH” , Series 2010-101, Interest Only, 6.536% minus 1 mo. USD Term SOFR, 2.863% (a), 8/16/2040	1,913,203	222,524
“CI” , Series 2015-74, Interest Only, 3.0%, 10/16/2039	512,857	5,327
“YI” , Series 2020-1, Interest Only, 3.0%, 1/20/2050	2,209,919	384,909
“ID” , Series 2020-32, Interest Only, 3.0%, 3/20/2050	353,397	61,775
“XZ” , Series 2020-122, 3.0%, 8/20/2050	372,361	211,362
“KI” , Series 2021-32, Interest Only, 3.0%, 2/20/2051	1,102,630	201,260
“IH” , Series 2023-190, Interest Only, 3.0%, 11/20/2051	17,633,316	2,436,951
“HS” , Series 2014-43, Interest Only, 7.136% minus 1 mo. USD Term SOFR, 3.463% (a), 3/16/2044	3,292,128	349,471
“DI” , Series 2014-102, Interest Only, 3.5%, 7/16/2029	7,775	115
“JI” , Series 2013-10, Interest Only, 3.5%, 1/20/2043	5,162,968	791,744
“ZG” , Series 2015-99, 3.5%, 7/20/2045	685,338	635,811
“GI” , Series 2016-117, Interest Only, 3.5%, 8/20/2046	1,379,632	203,467
“EL” , Series 2019-23, 3.5%, 2/20/2049	351,500	320,336
“SD” , Series 2024-105, Interest Only, 7.2% minus 30 day USD SOFR Average, 3.527% (a), 3/20/2051	15,837,843	3,285,140
Series 2020-45, Interest Only, 4.0%, 8/20/2049	1,013,660	204,607
“ZC” , Series 2003-86, 4.5%, 10/20/2033	154,103	154,574
“ZP” , Series 2009-58, 4.5%, 7/20/2039	84,561	80,750
“QI” , Series 2010-35, Interest Only, 4.5%, 3/20/2040	4,772,686	850,652
Series 2013-167, Interest Only, 4.5%, 9/20/2040	2,177,123	388,273
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	11

	Principal Amount ($)	Value ($)
“IP” , Series 2014-108, Interest Only, 4.5%, 12/20/2042	42,752	23
“LI” , Series 2014-100, Interest Only, 4.5%, 10/16/2043	3,532,049	253,794
“DI” , Series 2017-177, Interest Only, 4.5%, 11/16/2047	3,228,271	567,438
“HI” , Series 2020-5, Interest Only, 4.5%, 6/20/2049	1,105,415	246,924
“WI” , Series 2020-191, Interest Only, 4.5%, 12/20/2050	2,782,929	500,801
“ZJ” , Series 2022-83, 4.5%, 5/20/2052	1,526,437	1,409,574
“JS” , Series 2023-70, 12.3% minus (2 x 30 day USD SOFR Average), 4.954% (a), 5/20/2053	4,077,102	3,865,158
“UZ” , Series 2010-37, 5.0%, 3/20/2040	604,836	617,408
“BI” , Series 2016-68, Interest Only, 5.0%, 5/20/2040	2,101,701	365,510
“BI” , Series 2013-6, Interest Only, 5.0%, 1/20/2043	2,539,656	440,160
“PI” , Series 2014-21, Interest Only, 5.0%, 12/16/2043	2,834,724	454,001
“KI” , Series 2015-24, Interest Only, 5.0%, 2/16/2045	4,256,195	565,105
“DI” , Series 2020-5, Interest Only, 5.0%, 2/20/2048	2,030,421	327,453
“ID” , Series 2022-60, Interest Only, 5.0%, 3/20/2052	9,385,667	1,732,033
“LB” , Series 2024-113, 5.0%, 7/20/2054	177,746	178,459
“MS” , Series 2025-105, 20.0% minus (4 x 30 day USD SOFR Average), 5.308% (a), 6/20/2055	8,057,210	7,406,304
“SC” , Series 2023-97, 16.35% minus (3 x 30 day USD SOFR Average), 5.331% (a), 7/20/2053	8,838,839	8,417,171
“GI” , Series 2015-168, Interest Only, 5.5%, 2/16/2033	2,248,463	262,927
“Z” , Series 2006-12, 5.5%, 3/20/2036	127,736	132,096
“DZ” , Series 2009-106, 5.5%, 11/20/2039	355,318	367,921
“IA” , Series 2012-64, Interest Only, 5.5%, 5/16/2042	1,652,046	217,131
“SG” , Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 5.693% (a), 4/20/2055	25,675,199	24,824,834
“CI” , Series 2009-42, Interest Only, 6.0%, 8/16/2035	135,060	21,135
“CI” , Series 2014-59, Interest Only, 6.0%, 4/16/2044	9,111,078	1,182,516
“LI” , Series 2015-24, Interest Only, 6.0%, 2/16/2045	2,483,755	313,260
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	170,445	32,267
“SL” , Series 2025-98, 21.083% minus (3.667 x 30 day USD SOFR Average), 7.616% (a), 6/20/2055	3,367,587	3,387,287
“ST” , Series 2025-100, 76.7% minus (13 x 30 day USD SOFR Average), 7.8% (a), 4/20/2065	2,177,626	2,189,365
“TC” , Series 2025-69, 156.667% minus (33.333 x 30 day USD SOFR Average), 10.0% (a), 4/20/2055	1,975,472	2,025,106
The accompanying notes are an integral part of the financial statements.

12	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust, “A11” , Series 2019-9, 144A, 1 mo. USD Term SOFR + 1.014%, 4.693% (a), 5/25/2050	1,182,194	1,136,797
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.812% (a), 7/25/2059	1,646,239	1,761,221
Total Collateralized Mortgage Obligations (Cost $305,788,629)		307,301,707
U.S. Government Agency Sponsored Pass-Throughs 22.2%
Federal Home Loan Mortgage Corp., 6.0%, 9/1/2055	22,732,169	23,361,020
Federal National Mortgage Association:
2.5%, 4/1/2056,TBA	13,250,000	11,144,125
3.5%, 4/1/2056,TBA	27,000,000	24,742,071
4.0%, 4/1/2056,TBA	25,000,000	23,580,100
5.0%, 7/1/2044	720,303	737,393
5.0%, 4/1/2055	1,483,501	1,471,402
5.5%, 10/1/2054	20,804,879	21,157,181
5.5%, 8/1/2055	24,254,766	24,568,447
6.0%, 1/1/2054	7,188,167	7,494,596
6.0%, 5/1/2055	6,937,592	7,122,713
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $146,246,020)		145,379,048
Government & Agency Obligations 2.1%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.0%, 1/15/2027 (b) (c) (Cost $14,034,061)	14,000,000	14,027,617

	Shares	Value ($)
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $5,581,837)	5,581,837	5,581,837

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $1,198,872,487)	181.2	1,186,296,515
Other Assets and Liabilities, Net	(81.2)	(531,458,835)
Net Assets	100.0	654,837,680

The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	13

	Principal Amount ($)	Value ($)
TBA Sale Commitments (57.3)%
Government National Mortgage Association (23.4)%
Government National Mortgage Association, 3.5%, 4/1/2056, TBA (Proceeds $(152,506,836))	(167,000,000)	(153,081,051)
U.S. Government Agency Sponsored Pass-Throughs (33.9)%
Federal National Mortgage Association:
4.0%, 4/1/2056, TBA	(105,000,000)	(99,036,420)
4.5%, 4/1/2056, TBA	(50,000,000)	(48,213,000)
5.0%, 4/1/2056, TBA	(33,000,000)	(32,534,040)
5.5%, 4/1/2056, TBA	(8,500,000)	(8,537,995)
6.0%, 4/1/2056, TBA	(33,000,000)	(33,624,690)
Total U.S. Government Agency Sponsored Pass-Throughs (Proceeds $(224,581,133))		(221,946,145)
Total TBA Sale Commitments (Proceeds $(377,087,969))		(375,027,196)
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 9/30/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.66% (d)
37,949,556	268,596,405	300,964,124	—	—	363,005	—	5,581,837	5,581,837

(a)
Variable or floating rate security. These securities are shown at their current rate as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	At March 31, 2026, this security has been pledged, in whole or in part, as collateral for open forward commitments.
The accompanying notes are an integral part of the financial statements.

14	|	DWS GNMA Fund

(c)	At March 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
SOFR: Secured Overnight Financing Rate
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Ultra Long U.S. Treasury Bond	USD	6/18/2026	20	2,411,930	2,331,250	(80,680)
At March 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/18/2026	1,173	131,586,989	130,257,984	1,329,005
3 Year U.S. Treasury Note	USD	6/30/2026	325	69,438,686	68,701,954	736,732
5 Year U.S. Treasury Note	USD	6/30/2026	1,350	147,229,693	146,042,579	1,187,114
U.S. Treasury Long Bond	USD	6/18/2026	189	21,294,585	21,522,375	(227,790)
Total net unrealized appreciation						3,025,061
Currency Abbreviation(s)

USD	United States Dollar
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	15

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$703,069,416	$—	$703,069,416
Asset-Backed (a)	—	5,932,614	—	5,932,614
Commercial Mortgage-Backed Securities	—	5,004,276	—	5,004,276
Collateralized Mortgage Obligations	—	307,301,707	—	307,301,707
U.S. Government Agency Sponsored Pass-Throughs	—	145,379,048	—	145,379,048
Government & Agency Obligations	—	14,027,617	—	14,027,617
Short-Term Investments	5,581,837	—	—	5,581,837
Derivatives (b)
Futures Contracts	3,252,851	—	—	3,252,851
Total	$8,834,688	$1,180,714,678	$—	$1,189,549,366

Liabilities	Level 1	Level 2	Level 3	Total
TBA Sale Commitments (a)	$—	$(375,027,196)	$—	$(375,027,196)
Derivatives (b)
Futures Contracts	(308,470)	—	—	(308,470)
Total	$(308,470)	$(375,027,196)	$—	$(375,335,666)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

16	|	DWS GNMA Fund

Statement of Assets and Liabilities
as of March 31, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,193,290,650)	$1,180,714,678
Investment in DWS Central Cash Management Government Fund (cost $5,581,837)*	5,581,837
Cash	6,710
Receivable for investments sold — TBA sale commitments	475,477,243
Receivable for Fund shares sold	155,285
Interest receivable	3,999,262
Other assets	54,332
Total assets	1,665,989,347
Liabilities
Payable for investments purchased	1,130,600
Payable for investments purchased —TBA purchase commitments	631,319,169
Payable for Fund shares redeemed	801,511
Payable for variation margin on futures contracts	512,333
Payable upon return of collateral for forward commitments	1,694,136
TBA sale commitments, at value (proceeds $377,087,969)	375,027,196
Accrued management fee	156,635
Accrued Trustees' fees	5,080
Other accrued expenses and payables	505,007
Total liabilities	1,011,151,667
Net assets, at value	$654,837,680
Net Assets Consist of
Distributable earnings (loss)	(416,492,857)
Paid-in capital	1,071,330,537
Net assets, at value	$654,837,680
*
Includes collateral held for forward commitments
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	17

Statement of Assets and Liabilities as of March 31, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($279,270,793 ÷ 23,547,221 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.86
Maximum offering price per share (100 ÷ 97.25 of $11.86)	$12.20
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,717,068 ÷ 313,098 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.87
Class R6
Net Asset Value, offering and redemption price per share ($13,434 ÷ 1,128 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.91
Class S
Net Asset Value, offering and redemption price per share ($347,440,499 ÷ 29,238,979 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.88
Institutional Class
Net Asset Value, offering and redemption price per share ($24,395,886 ÷ 2,056,357 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.86
The accompanying notes are an integral part of the financial statements.

18	|	DWS GNMA Fund

Statement of Operations
for the six months ended March 31, 2026 (Unaudited)

Investment Income
Income:
Interest	$17,372,637
Income distributions — DWS Central Cash Management Government Fund	363,005
Total income	17,735,642
Expenses:
Management fee	1,059,369
Administration fee	326,218
Services to shareholders	577,517
Distribution and service fees	334,160
Custodian fee	33,709
Professional fees	28,831
Reports to shareholders	36,341
Registration fees	41,317
Trustees' fees and expenses	10,237
Other	53,777
Total expenses before expense reductions	2,501,476
Expense reductions	(137,770)
Total expenses after expense reductions	2,363,706
Net investment income	15,371,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,878,745)
TBA sale commitments	686,953
Futures	(818,912)
(4,010,704)
Change in net unrealized appreciation (depreciation) on:
Investments	(1,285,811)
TBA sale commitments	983,803
Futures	3,271,891
2,969,883
Net gain (loss)	(1,040,821)
Net increase (decrease) in net assets resulting from operations	$14,331,115
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	19

Statements of Changes in Net Assets
	Six Months Ended March 31, 2026	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$15,371,936	$26,325,460
Net realized gain (loss)	(4,010,704)	(27,668,555)
Change in net unrealized appreciation (depreciation)	2,969,883	25,663,394
Net increase (decrease) in net assets resulting from operations	14,331,115	24,320,299
Distributions to shareholders:
Class A	(6,689,763)	(11,868,485)
Class C	(69,003)	(117,837)
Class R6	(336)	(6,407)
Class S	(8,704,483)	(15,700,907)
Institutional Class	(597,968)	(1,111,084)
Total distributions	(16,061,553)	(28,804,720)
Fund share transactions:
Proceeds from shares sold	10,226,759	36,640,656
Reinvestment of distributions	13,929,211	24,748,810
Payments for shares redeemed	(53,113,169)	(125,206,770)
Net increase (decrease) in net assets from Fund share transactions	(28,957,199)	(63,817,304)
Increase (decrease) in net assets	(30,687,637)	(68,301,725)
Net assets at beginning of period	685,525,317	753,827,042
Net assets at end of period	$654,837,680	$685,525,317

The accompanying notes are an integral part of the financial statements.

20	|	DWS GNMA Fund

Financial Highlights
DWS GNMA Fund — Class A
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.89	$11.95	$11.18	$11.65	$13.68	$13.88
Income (loss) from investment operations:
Net investment income[a]	.26	.42	.40	.35	.06	.06
Net realized and unrealized gain (loss)	(.01 )	(.02 )	.80	(.42 )	(1.95)	(.07 )
Total from investment operations	.25	.40	1.20	(.07 )	(1.89)	(.01 )
Less distributions from:
Net investment income	(.28 )	(.46 )	(.43 )	(.40 )	(.14 )	(.19 )
Net asset value, end of period	$11.86	$11.89	$11.95	$11.18	$11.65	$13.68
Total Return (%)[b]	2.01 c*	3.61 [c]	10.94	(.75 )	(13.87)	(.10 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	279	294	324	341	406	546
Ratio of expenses before expense reductions (%)	.87 **	.86	.86	.83	.81	.78
Ratio of expenses after expense reductions (%)	.84 **	.85	.86	.83	.81	.78
Ratio of net investment income (%)	4.43 **	3.59	3.43	2.95	.49	.44
Portfolio turnover rate (%)	613 *	1,040	545	523	532	539

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	21

DWS GNMA Fund — Class C
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.91	$11.96	$11.19	$11.66	$13.68	$13.89
Income (loss) from investment operations:
Net investment income (loss)[a]	.22	.33	.31	.26	(.03 )	(.04 )
Net realized and unrealized gain (loss)	(.03 )	(.01 )	.80	(.42 )	(1.95)	(.09 )
Total from investment operations	.19	.32	1.11	(.16 )	(1.98)	(.13 )
Less distributions from:
Net investment income	(.23 )	(.37 )	(.34 )	(.31 )	(.04 )	(.08 )
Net asset value, end of period	$11.87	$11.91	$11.96	$11.19	$11.66	$13.68
Total Return (%)[b]	1.63 c*	2.83 [c]	10.08 [c]	(1.50)	(14.49)	(.97 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	4	4	5	6
Ratio of expenses before expense reductions (%)	1.66 **	1.65	1.63	1.60	1.55	1.60
Ratio of expenses after expense reductions (%)	1.59 **	1.60	1.62	1.60	1.55	1.60
Ratio of net investment income (loss) (%)	3.68 **	2.85	2.67	2.18	(.26 )	(.31 )
Portfolio turnover rate (%)	613 *	1,040	545	523	532	539

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS GNMA Fund

DWS GNMA Fund — Class R6
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.95	$11.96	$11.19	$11.66	$13.70	$13.90
Income (loss) from investment operations:
Net investment income[a]	.28	.42	.44	.39	.11	.10
Net realized and unrealized gain (loss)	(.02 )	(.00 )*	.80	(.42 )	(1.96)	(.07 )
Total from investment operations	.26	.42	1.24	(.03 )	(1.85)	.03
Less distributions from:
Net investment income	(.30 )	(.43 )	(.47 )	(.44 )	(.19 )	(.23 )
Net asset value, end of period	$11.91	$11.95	$11.96	$11.19	$11.66	$13.70
Total Return (%)	2.10 b**	3.75	11.32	(.41 )	(13.65)	.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	13	14	573	748	729	929
Ratio of expenses before expense reductions (%)	.96 ***	.54	.51	.49	.48	.46
Ratio of expenses after expense reductions (%)	.57 ***	.54	.51	.49	.48	.46
Ratio of net investment income (%)	4.72 ***	3.61	3.79	3.30	.82	.75
Portfolio turnover rate (%)	613 **	1,040	545	523	532	539

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	23

DWS GNMA Fund — Class S
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.92	$11.97	$11.20	$11.67	$13.70	$13.91
Income (loss) from investment operations:
Net investment income[a]	.28	.45	.43	.38	.09	.09
Net realized and unrealized gain (loss)	(.03 )	(.01 )	.80	(.43 )	(1.95)	(.08 )
Total from investment operations	.25	.44	1.23	(.05 )	(1.86)	.01
Less distributions from:
Net investment income	(.29 )	(.49 )	(.46 )	(.42 )	(.17 )	(.22 )
Net asset value, end of period	$11.88	$11.92	$11.97	$11.20	$11.67	$13.70
Total Return (%)	2.13 b*	3.86 [b]	11.18 [b]	(.52 )	(13.67)	.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	347	364	407	428	504	681
Ratio of expenses before expense reductions (%)	.64 **	.64	.63	.61	.58	.57
Ratio of expenses after expense reductions (%)	.59 **	.60	.62	.61	.58	.57
Ratio of net investment income (%)	4.68 **	3.84	3.68	3.18	.72	.66
Portfolio turnover rate (%)	613 *	1,040	545	523	532	539

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS GNMA Fund

DWS GNMA Fund — Institutional Class
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.90	$11.95	$11.19	$11.66	$13.69	$13.89
Income (loss) from investment operations:
Net investment income[a]	.28	.46	.43	.38	.09	.09
Net realized and unrealized gain (loss)	(.03 )	(.01 )	.79	(.42 )	(1.95)	(.07 )
Total from investment operations	.25	.45	1.22	(.04 )	(1.86)	.02
Less distributions from:
Net investment income	(.29 )	(.50 )	(.46 )	(.43 )	(.17 )	(.22 )
Net asset value, end of period	$11.86	$11.90	$11.95	$11.19	$11.66	$13.69
Total Return (%)	2.13 b*	3.94 [b]	11.16 [b]	(.49 )[b]	(13.74)	.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	24	19	19	19	46
Ratio of expenses before expense reductions (%)	.63 **	.61	.60	.57	.55	.56
Ratio of expenses after expense reductions (%)	.57 **	.58	.57	.56	.55	.56
Ratio of net investment income (%)	4.71 **	3.92	3.73	3.23	.67	.66
Portfolio turnover rate (%)	613 *	1,040	545	523	532	539

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	25

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS GNMA Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

26	|	DWS GNMA Fund

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

DWS GNMA Fund	|	27

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the

28	|	DWS GNMA Fund

securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of March 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
During the six months ended March 31, 2026, the Fund had no securities on loan.
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase and sell commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase or sell commitment.

DWS GNMA Fund	|	29

Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2025, the Fund had net tax basis capital loss carryforwards of $405,797,811, including short-term losses ($201,781,170) and long-term losses ($204,016,641), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforward from this Fund may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.
At March 31, 2026, the aggregate cost of investments for federal income tax purposes was $1,201,227,049. The net unrealized depreciation for all investments based on tax cost was $14,930,534. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $11,010,609 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $25,941,143.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such

30	|	DWS GNMA Fund

period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2026, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract

DWS GNMA Fund	|	31

is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of March 31, 2026, is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,331,000 to $13,674,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $366,525,000 to $486,938,000.
The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$3,252,851
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(308,470)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2026 and the related location in the accompanying

32	|	DWS GNMA Fund

Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$(818,912)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$3,271,891
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended March 31, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $5,568,438,537 and $5,684,003,705, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.0 billion of the Fund’s average daily net assets	.315%
Next $1.5 billion of such net assets	.310%
Next $2.5 billion of such net assets	.300%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.260%
Next $2.5 billion of such net assets	.240%
Over $12.5 billion of such net assets	.220%

DWS GNMA Fund	|	33

Accordingly, for the six months ended March 31, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.315% of the Fund’s average daily net assets.
For the period from October 1, 2025 through January 31, 2027 (through September 30, 2026 for Class R6 shares and through January 31, 2026 for Class A, Class C and Class S shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.83%
Class C	1.58%
Class R6	.56%
Class S	.58%
Institutional Class	.56%
Effective February 1, 2026 through January 31, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	.84%
Class C	1.59%
Class S	.59%
For the six months ended March 31, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$37,214
Class C	1,224
Class R6	27
Class S	92,077
Institutional Class	7,228
$137,770
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the

34	|	DWS GNMA Fund

Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2026, the Administration Fee was $326,218, of which $54,463 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2026
Class A	$122,846	$42,615
Class C	540	178
Class R6	31	3
Class S	180,343	62,766
Institutional Class	214	47
	$303,974	$105,609
In addition, for the six months ended March 31, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$82,028
Class C	2,275
Class S	65,439
Institutional Class	14,738
$164,480
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

DWS GNMA Fund	|	35

with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2026
Class C	$13,262	$2,329
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2026	Annualized Rate
Class A	$316,541	$128,011.22%
Class C	4,357	1,693.25%
	$320,898	$129,704
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2026 aggregated $6,752.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2026, the CDSC for Class C shares aggregated $250. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $786, of which $314 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity,

36	|	DWS GNMA Fund

diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2026.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	132,838	$1,585,350	280,062	$3,281,728
Class C	33,791	405,417	96,694	1,127,417
Class R6	—	—	2,142	24,782
Class S	313,105	3,746,629	400,087	4,697,602
Institutional Class	375,186	4,489,363	2,353,372	27,509,127
		$10,226,759		$36,640,656
Shares issued to shareholders in reinvestment of distributions
Class A	504,573	$6,002,854	913,274	$10,617,119
Class C	5,793	69,003	10,127	117,837
Class R6	28	336	553	6,407
Class S	608,974	7,259,050	1,107,461	12,896,363
Institutional Class	50,250	597,968	95,457	1,111,084
		$13,929,211		$24,748,810

DWS GNMA Fund	|	37

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(1,801,896)	$(21,524,088)	(3,637,412)	$(42,384,895)
Class C	(28,828)	(345,386)	(101,303)	(1,179,918)
Class R6	(40)	(490)	(49,510)	(570,593)
Class S	(2,215,931)	(26,513,776)	(4,954,148)	(57,794,090)
Institutional Class	(395,094)	(4,729,429)	(1,979,251)	(23,277,274)
		$(53,113,169)		$(125,206,770)
Net increase (decrease)
Class A	(1,164,485)	$(13,935,884)	(2,444,076)	$(28,486,048)
Class C	10,756	129,034	5,518	65,336
Class R6	(12)	(154)	(46,815)	(539,404)
Class S	(1,293,852)	(15,508,097)	(3,446,600)	(40,200,125)
Institutional Class	30,342	357,902	469,578	5,342,937
		$(28,957,199)		$(63,817,304)

38	|	DWS GNMA Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS GNMA Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS GNMA Fund	|	39

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 4th quartile, 2nd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total

40	|	DWS GNMA Fund

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

DWS GNMA Fund	|	41

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
GNMA-BFE2025

42	|	DWS GNMA Fund

GNMA-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/29/2026